                                                      AHA INVESTMENT FUNDS, INC.

                                              Semi-Annual Report to Shareholders

                                                         As of December 31, 1997

Contents

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                         PAGE

PORTFOLIO OF INVESTMENTS                                                   1

     FULL MATURITY FIXED INCOME PORTFOLIO
     LIMITED MATURITY FIXED INCOME PORTFOLIO
     DIVERSIFIED EQUITY PORTFOLIO
     BALANCED PORTFOLIO

FINANCIAL STATEMENTS                                                       33

NOTES TO FINANCIAL STATEMENTS                                              37



-------------------------------------------------------------------------------

                                          i                            12/31/97

                        FULL MATURITY FIXED INCOME PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997


SHARES OR
PRINCIPAL
-----------
LONG-TERM OBLIGATIONS                                92.8%          MARKET VALUE
---------------------                                               -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS               57.3%
--------------------------------------
                         United States Treasury Bonds Stripped
$     700,000             0.000%   02/15/20 effective yield 6.25%    $  184,895


                         United States Treasury Bonds
   4,475,000              9.250%   02/15/16                          6,070,619
   3,559,000              6.625%   02/15/27                          3,863,743
     100,000              6.125%   11/15/27                            102,781

                         United States Treasury Notes
     350,000              7.750%   12/31/99                            363,782
     400,000              5.625%   11/30/00                            399,375
   2,010,000              6.625%   03/31/02                          2,075,954
     616,000              6.500%   05/31/02                            634,288
     530,000              5.875%   09/30/02                            533,313
     470,000              5.750%   10/31/02                            470,734
     200,000              5.750%   11/30/02                            200,250
     695,000              5.750%   08/15/03                            695,869
   1,930,000              6.625%   05/15/07                          2,043,991
      60,000              6.125%   08/15/07                             61,688


                         United States Treasury Inflation Index
   1,499,238              3.375%   01/15/07                          1,460,822


                         Federal Home Loan Mortgage Corporation
     165,424              8.750%   04/01/09                            169,217
      81,042              10.500%  01/01/10                             89,761
     355,361              9.300%   04/15/19                            375,831
     700,000              7.000%   06/15/21                            710,201
   1,390,000              7.000%   09/15/21                          1,405,726
     416,620              7.000%   05/01/24                            422,524
     458,939              6.500%   03/01/26                            454,313


     The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                         MARKET VALUE
----------                                                       --------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
---------------------------------------------------
                         Federal National Mortgage Association
                         (mortgage-backed securities)
$   300,000               7.500%   03/25/03                       $  308,750
    774,825               9.500%   07/25/19                          833,157
    589,924               7.600%   11/25/19                          607,049
    900,000               7.000%   04/25/20                          911,014
    632,519               6.500%   09/25/20                          628,702
    502,763               7.500%   09/25/20                          507,798
    761,197               8.500%   09/25/20                          795,732
    713,309               7.000%   10/25/20                          721,889
  1,508,599               7.000%   01/25/21                        1,518,050
    800,000               8.000%   02/25/21                          829,494
    787,063               8.500%   09/25/21                          825,717
    279,745               9.500%   02/01/25                          302,328
    600,000               6.500%   01/01/28                          592,686
  4,340,000               7.000%   01/01/28                        4,372,550
    900,000               7.500%   01/01/28                          921,375


                         Government National Mortgage Association
                         (mortgage-backed securities)
    393,422               9.500%   12/15/17                          432,387
    380,000               6.500%   01/01/27                          376,200
                                                                 -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      38,274,555


ASSET BACKED OBLIGATIONS                     14.3%
--------------------------
                         AT&T Universal Card Master
    272,000               5.950%   10/17/00                          272,068

                         Advanta Credit Card Master Trust
    675,000               6.050%   08/01/03  Series 1995-F           676,897

                         Asset Security Corporation
    195,543               7.100%   08/13/29  Series 1996-D           201,537


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                        MARKET VALUE
----------                                                       -------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
                         Banc One Credit Card Trust
$  650,000                6.300%  09/15/00  Series 1995-B        $  655,896

                         Capital Equipment Trust
   600,000                6.280%  06/15/00  Series 1996-1           603,222

                         Chase Commingled Mortgage Security
   508,000                7.370%  02/19/07  Series 1995-2           532,450

                         Chevy Chase Home Loan
   457,853                7.150%  05/15/15  Series 1996-1           464,542

                         First Chicago Master Trust
   600,000                7.150%  02/15/00 Series 1994-L            610,014

                         Ford Motor Credit Company
   180,000                7.700%  05/15/97 Series 1995-A            199,378
   796,964                7.300%  10/15/99 Series 1994-B            800,622
   500,000                6.500%  08/15/00 Series 1995-A            505,860
   250,000                9.500%  09/15/11 Series 1996-A            316,723

                         Green Tree Financial Corporation
   395,646                6.900%  02/15/04                          399,927
   315,276                7.850%  07/15/04                          324,472


                         Nomura Asset Securities Corporation
   200,000                7.120%  04/13/36 Series 1996-M            208,656

                         Premier Auto Trust
   228,630                4.900%  12/15/98 Series 1993-30A          228,822

                         Resolution Trust Corporation
   472,696                6.674%  04/25/22  Series 1992-9           469,240
   334,277                7.500%  08/25/23  Series 1992-1           337,487
   500,024                7.015%  06/25/24                          504,400


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                        MARKET VALUE
----------                                                       ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
--------------------------------------
                         Rural Housing Trust
$     98,918              3.330%  04/01/26 Series 1987-1          $  94,793

                         Student Loan Marketing Association
   1,100,000              5.690%  04/25/06                        1,098,625

                         Standard Credit Card Trust Series 1993-2
      65,000              8.250%  11/07/01                           69,369
                                                                  ---------
TOTAL ASSET BACKED OBLIGATIONS                                    9,575,000


CORPORATE OBLIGATIONS                        21.2%
----------------------
BANKS                           2.0%
------
                         Chase Manhattan Bank
     610,000              8.500%  02/15/02                          659,077

                         National Bank of Detroit
     220,000              8.250%  11/01/24                          261,234

                         NCNB Corporation
     325,000              10.200%  07/15/15                         437,147
                                                                  ---------
                                                                  1,357,458
CHEMICAL                        0.4%
---------
                         Rohm & Haas
     250,000              9.500%  04/01/21                          286,315

COMMUNICATION                   1.3%
-------------
                         Continental Cablevision Incorporated
     200,000              8.875%   09/15/05                         225,074
     200,000              9.000%   09/01/08                         233,029
     325,000              9.500%   08/01/13                         387,750
                                                                   --------
                                                                    845,853


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                   MARKET VALUE
------------                                                -------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
CORPORATE OBLIGATIONS  (CONTINUED)
-----------------------------------
DISTRIBUTION              0.6%
----------------
                         Federal Express
$  300,000                9.650%  06/15/12                       $  386,593


FINANCIAL                   6.0%
----------
                         Auburn Hills Trust
   280,000                12.000%  05/01/20                         452,218

                         British Aerospace Financial
   650,000                7.500%  07/01/27                          697,139

                         GEICO Corporation
   125,000                9.150%  09/15/21                          142,091

                         General Motors Acceptance Corporation
   800,000                0.000%  06/15/15 effective yield 6.35%    250,052
   227,000                9.625% 05/15/00                           244,484

                         JPM Capital Trust
    50,000                7.950%  02/01/27                           53,514

                         Lehman Brothers Incorporated
   375,000                11.625%  05/15/05                         480,055

                         Paine Webber Incorporated
   150,000                6.730%  01/20/04                          150,902

                         Security Pacific Corporation
   200,000                11.000%  03/01/01                         226,956

                         Western Mortgage Financial
   750,000                6.360% 08/26/20                           769,538

                         Zurich Capital Trust
   500,000                8.376%  06/01/37                          548,290
                                                                  ---------
                                                                  4,015,239


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                   MARKET VALUE
----------                                                  -------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS  (CONTINUED)
-----------------------------------
INDUSTRIAL                      1.6%
----------
                         Caterpillar Incorporated
$  1,000,000              9.750%  06/01/19                     $  1,083,215

PAPER                             0.6%
-----
                         Georgia Pacific Corporation
      75,000              9.875%  11/01/21                           84,167
     200,000              9.625%  03/15/22                          228,957
      50,000              9.500%  05/15/22                           56,892
                                                               ------------
                                                                    370,016

RAILROAD                          1.8%
--------
                         Hocking Valley Railway
     670,000              4.500%  07/01/99                          654,889

                         Louisville & Nashville Railroad
     600,000              3.375%  04/01/03                          517,053
                                                               ------------
                                                                  1,171,942

RETAIL STORES                     1.0%
---------------
                         Dayton Hudson Corporation
     286,000              10.000%  01/01/11                         367,319

                         J.C. Penney Incorporated
     250,000              9.750%  06/15/21                          279,705
                                                               ------------
                                                                    647,024

TELECOMMUNICATION                 0.4%
-----------------
                         TCI Communications Incorporated
     220,000              8.750%  08/01/15                          254,692

UTILITIES                         1.6%
----------
                         Commonwealth Edison
     250,000              9.875%  06/15/20                          292,212

                         Long Island Lighting Financial
     400,000              9.625%  07/01/24                          412,628


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                       MARKET VALUE
----------                                                      ------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
CORPORATE OBLIGATIONS  (CONTINUED)
-----------------------------------
UTILITIES (CONTINUED)
----------------------
                         System Energy Resources
$   370,352               7.430%  01/15/11                       $  374,377
                                                                 ----------
                                                                  1,079,217
MISCELLANEOUS                  0.9%
--------------
                         News American Holdings
    100,000               8.250%  10/17/96                          110,712
    400,000               8.875%  04/26/23                          476,946
                                                                 ----------
                                                                    587,658
INTERNATIONAL                  3.0%
-------------
                         Hydro-Quebec
    800,000               11.750%  02/01/12                       1,171,320

                         Korea Development Bank
     95,000               7.125%  09/17/01                           80,939

                         Korea Electric Power
     95,000               7.750%  04/01/13                           67,026
     75,000               6.750%  08/01/27                           56,156

                         Midland Bank
    375,000               6.950%  03/15/11                          382,500

                         National Bank Hungry
     75,000               8.875%  11/01/13                           85,809

                         Pohang Iron & Steel
     65,000               7.125%  07/15/04                           46,608

                         Wharf Capital International
    175,000               7.625%  03/13/07                          165,232
                                                                 ----------
                                                                  2,055,590

TOTAL CORPORATE OBLIGATIONS                                      14,140,812
                                                                 ----------
TOTAL LONG-TERM OBLIGATIONS (COST $60,469,211)                   61,990,367
                                                                 ----------


The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                      MARKET VALUE
----------                                                     ------------
SHORT-TERM OBLIGATIONS                18.5%
-----------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                0.3%
--------------------------------------
                         U.S. Treasury Bills
(A) $  200,000            5.523%  03/05/98                      $   198,236
  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      198,236

DEMAND NOTES        18.2%
-------------
                         American Family Demand Note
    3,295,079             5.639%  12/31/31                        3,295,079

                         General Mills Demand Note
      477,145             5.327%  12/31/31                          477,145

                         Johnson Controls Demand Note
    2,451,724             5.327%  12/31/31                        2,451,724

                         Pitney Bowes Demand Note
      716,217             5.327%  12/31/31                          716,217

                         Sara Lee Demand Note
      609,000             5.322%  12/31/31                          609,000

                         Warner Lambert Demand Note
    2,818,164             5.489%  12/31/31                        2,818,164

                         Wisconsin Electric Demand Note
    1,787,732             5.488%  12/31/31                        1,787,732
                                                                 ----------
TOTAL DEMAND NOTES                                               12,155,061
                                                                 ----------
TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST  $12,353,297)                                    12,353,297
                                                                 ----------
TOTAL INVESTMENTS
(COST BASIS $72,822,508)           111.3%                        74,343,664

CASH AND OTHER ASSETS, LESS
LIABILITIES                        (11.3%)                       (7,530,593)
                                                                 ----------
TOTAL NET ASSETS                   100.0%                     $  66,813,071
                                                                 ----------
                                                                 ----------


The accompanying notes to the financial statements are an integral part of this schedule.

                               PORTFOLIO OF INVESTMENTS

      (A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, , 1997:


OPEN  FUTURES  CONTRACTS:
                                                                                       UNREALIZED
                              NUMBER OF    PRINCIPAL                                  GAINS (LOSSES)
          TYPE                CONTRACTS      AMOUNT   POSITION      EXPIRATION      DECEMBER 31, 1997
         ------               ---------     -------   --------      ----------      -----------------
5 Year Treasury Notes            5           5,000     Short        March 1998          ($2,581)

10 Year U.S. Treasury Notes     17          17,000     Short        March 1998           (1,190)

Bond Futures                    12          12,000     Short        March 1998          (12,255)
                                                                                      ----------
                                                                                       ($16,026)
                                                                                      ----------
                                                                                      ----------





The accompanying notes to the financial statements are an integral part of this schedule.

                       LIMITED MATURITY FIXED INCOME PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997


SHARES OR
PRINCIPAL
---------
LONG-TERM OBLIGATIONS                            98.1%       MARKET VALUE
---------------------                                        ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS           60.1%
--------------------------------------
                     United States Treasury Notes
$ 11,545,000           5.125%   12/31/98                      $  11,494,501
   2,280,000           5.000%   02/15/99                          2,264,327
   8,795,000           5.875%   03/31/99                          8,822,492
   4,334,000           6.250%   03/31/99                          4,366,509
   4,740,000           6.375%   05/15/99                          4,784,442
   2,575,000           6.000%   06/30/99                          2,588,681
   3,935,000           6.875%   08/31/99                          4,010,013
   4,610,000           7.875%   11/15/99                          4,788,642
   4,805,000           5.625%   11/30/99                          4,802,001
   9,335,000           7.750%   01/31/00                          9,711,321
     551,000           6.875%   03/31/00                            564,947
   1,636,000           5.750%   10/31/00                          1,638,557

                     Federal Home Loan Mortgage Corporation
     941,557           6.000%   07/01/01                            936,378

                     Federal National Mortgage Association
                     (mortgage-backed securities)
     880,000           5.280%   03/01/99                            875,256
     500,000           5.830%   11/12/99                            500,307
   1,900,000           6.200%   06/06/00                          1,915,933
                                                                 ----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                     64,064,307



ASSET BACKED OBLIGATIONS                       8.9%
--------------------------
                     Chase Credit Card Master Trust
   2,100,000           6.300%   04/15/03  Series 1997-2           2,118,711

                     Chase Manhattan Grantor
     860,000           6.730%   02/15/02  Series 1996-4             869,314

                     Navistar Financial
   2,210,000           6.330%   04/21/03 1996-B                   2,225,183

                     Premier Auto Trust
   1,230,000           6.340%   01/06/02 1997-3                   1,239,438


The accompanying notes to the financial statements are an integral part of this schedule.

                                          10


                 LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                   MARKET VALUE
----------                                                    -------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
                    Toyota Auto Lease Trust
$   1,100,000         6.350%   04/26/04 1997A                  $  1,109,078

                    Western Financial Grantor Trust
     650,000          6.400%   07/20/02                             651,923

                    World Omni Auto Lease
   1,300,000          6.850%   06/25/03 1997-A                    1,311,193
                                                                -----------
TOTAL ASSET BACKED OBLIGATIONS                                    9,524,840

CORPORATE OBLIGATIONS             29.1%
----------------------
COMPUTER & OFFICE EQUIPMENT                      1.9%
---------------------------
                    International Business Machines Corporation
   2,000,000          6.375%   06/15/00                           2,015,678

FINANCIAL                         21.0%
----------
                    Associates Corporation
   2,050,000          6.680%   09/17/99                           2,070,535
     700,000          7.450%   03/30/00                             719,014

                    Caterpillar Financial Service
     670,000          6.110%   07/15/99                             670,791
   1,400,000          6.320%   09/01/00                           1,407,075

                    Chrysler Financial Corporation
   1,500,000          6.375%   01/28/00                           1,512,212

                    Citicorp Capital
   1,570,000          6.650%   05/15/00                           1,584,558

                    Commercial Credit
   2,100,000          6.750%   05/15/00                           2,127,699

                    Ford Credit Grantor Trust
   2,000,000          7.900%   05/17/99  Series 1996-1            2,050,662
     525,000          7.470%   07/29/99  Series 1996-1              536,649
     810,000          7.600%   03/29/00  Series 1996-1              836,075


The accompanying notes to the financial statements are an integral part of this schedule.

                                          11



                 LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                       MARKET VALUE
---------                                                      -------------
LONG-TERM OBLIGATIONS (CONTINUED)
----------------------------------
CORPORATE OBLIGATIONS  (CONTINUED)
----------------------------------
FINANCIAL  (CONTINUED)
-----------------------
               General Motors Acceptance Corporation Grantor Trust
$   430,000      6.450%   04/15/99                               $  431,910
  1,150,000      7.375%   06/09/99                                1,170,027


                 Household Financial Corporation
  2,300,000        6.250%   04/01/99                              2,303,238


                 International Lease Financial Corporation
  1,000,000        6.600%   07/06/99                              1,008,412


                 Norwest Financial Corporation
  2,050,000        7.250%   03/15/00                              2,100,192


                 Travelers/Aetna P&C
  1,780,000        6.750%   09/01/99                              1,801,356
                                                                -----------
                                                                 22,330,405

RETAIL STORES              6.2%
-------------
                 J.C. Penney Incorporated
  1,750,000        6.950%   04/01/00                              1,782,256
  1,600,000        6.375%   09/15/00                              1,612,122

                 Walmart Stores
  3,000,000        9.100%   07/15/00                              3,215,910
                                                                -----------
                                                                  6,610,288

TOTAL CORPORATE OBLIGATIONS                                      30,956,371
                                                                -----------
TOTAL LONG-TERM OBLIGATIONS
  (COST $104,006,063)                                           104,545,518
                                                                -----------


The accompanying notes to the financial statements are an integral part of this schedule.
                                          12

                 LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS



SHARES OR
PRINCIPAL                                                 MARKET VALUE
----------                                                ------------
SHORT-TERM OBLIGATIONS              2.7%
----------------------
COMMERCIAL PAPER                    2.7%
-------------------
                         American Express Credit Corporation
$  2,450,000               5.500%   01/02/98                   $  2,449,561
     402,000               6.100%   01/05/98                        401,732
                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST $2,851,293)                                       2,851,293
                                                               ------------

TOTAL INVESTMENTS
(COST BASIS $106,857,356)            100.8%                     107,396,811

  Cash and Other Assets, Less
    Liabilities                       -0.8%                        (850,291)
                                                               ------------
TOTAL NET ASSETS                     100.0%                  $  106,546,520
                                                               ------------
                                                               ------------

The accompanying notes to the financial statements are an integral part of this schedule.

                            DIVERSIFIED EQUITY PORTFOLIO
                              PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

SHARES OR
PRINCIPAL
---------
EQUITIES                              98.1%                    MARKET VALUE
--------                                                     --------------
AEROSPACE & DEFENSE                   0.3%
--------------------
         300        General Dynamics Corporation                  $  25,931
         800        Lockheed Martin Corporation                      78,800
       1,357        Raytheon Company                                 68,104
         300        Textron Incorporated                             11,906
                                                               ------------
                                                                    184,741

AUTOMOTIVE                            4.0%
--------------
         200        Aeroquip-Vickers, Incorporated                    9,813
         600        Autozone Incorporated                            17,400
       2,700        Chrysler Corporation                             95,006
         600        Cummins Engine                                   35,438
         300        Eaton Corporation                                26,775
      22,300        Ford Motor Company                            1,085,731
       5,600        General Motors Corporation                      339,500
         700        Genuine Parts Company                            23,756
      25,000        Lear Corporation                              1,187,500
                                                               ------------
                                                                  2,820,919

BANKS                                 6.7%
------
       1,500        Bank of New York Corporation                     86,719
       8,700        BankAmerica Corporation                         635,100
         600        Bank Boston Corporation                          56,363
         400        Bankers Trust New York                           44,975
         900        Barnett Banks Incorporated                       64,688
       1,700        Chase Manhattan                                 186,150
      10,100        Citicorp                                      1,277,019
      40,700        Corporation Bancaria Espana ADR               1,243,894
         200        Golden West Financial                            19,563
       1,200        First Chicago NBD Corporation                   100,200
       2,300        First Union Corporation                         117,875
       1,100        Fleet Financial Group, Incorporated              82,431
       6,300        NationsBank Corporation                         383,119
       3,100        Norwest Corporation                             119,738
       1,300        PNC Financial Corporation                        74,181
         200        Republic New York Corporation                    22,838
         900        Sun Trust Banks, Incorporated                    64,238
         800        U.S Bancorp                                      89,550
       1,100        Washington Mutual, Incorporated                  70,194
                                                               ------------
                                                                  4,738,835

The accompanying notes to the financial statements are an integral part of this schedule.

                                          14

                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS



SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                           MARKET VALUE
--------------------                                          -------------
BASIC INDUSTRIES                         0.4%
-----------------
         300        Asarco Incorporated                            $  6,731
       1,000        Alcan Aluminum Ltd.                              27,625
         200        Crane Company                                     8,675
       1,700        3M Company                                      139,506
       1,200        Phelps Dodge                                     74,700
                                                               ------------
                                                                    257,237

BUSINESS SERVICE                         4.0%
-----------------
      17,200        Autodesk Incorporated                           636,400
       4,700        Computer Associates International Incorporated  248,513
      36,300        Moore Corporation                               549,038
         200        National Service Ind. Incorporated                9,913
      35,200        Wallace Computer Services Incorporated        1,368,400
                                                               ------------
                                                                  2,812,264

CHEMICALS                                1.9%
----------
       4,400        Dow Chemical Company                            446,600
         300        Eastman Chemical Company                         17,869
      12,000        E.I. duPont de Nemours and Company              720,750
         400        Hercules                                         20,025
         500        Morton International Incorporated                17,188
         900        PPG Industries                                   51,413
         300        Rohm & Haas Company                              28,725
         200        Safety Kleen                                      5,488
         400        Sigma-Aldrich Corporation                        15,900
                                                               ------------
                                                                  1,323,958

COMMUNICATION                            0.9%
--------------
         500        Interpublic Group Companies                      24,906
       5,000        New York Times                                  330,625
       4,750        Compaq Computers Corporation                    268,078
                                                               ------------
                                                                    623,609

COMPUTERS & OFFICE EQUIPMENT             7.1%
-----------------------------
         300        Adobe Systems Incorporated                       12,375
      50,001        Astra ADR                                       859,392


The accompanying notes to the financial statements are an integral part of this schedule.

                                          15

                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                           MARKET VALUE
--------------------                                          -------------
COMPUTERS & OFFICE EQUIPMENT (CONTINUED)
-----------------------------------------
      20,100     International Business Machines Corporation   $  2,101,706
     110,000     Novell                                             825,000
         600     Pitney Bowes Incorporated                           53,963
       1,000     Seagate Technology Incorporated                     19,250
      15,500     Xerox Corporation                                1,144,094
                                                               ------------
                                                                  5,015,780


CONSTRUCTION                               1.0%
---------------
         300     Johnson Controls                                    14,325
      14,200     Masco Corporation                                  722,425
                                                               ------------
                                                                    736,750


CONSUMER DURABLES                          0.1%
------------------
         200     Armstrong World Industry                            14,950
         400     Maytag Corporation                                  14,925
         300     Snap-on Tools, Incorporated                         13,088
                                                               ------------
                                                                     42,963


CONSUMER NON-DURABLES                      2.7%
-------------------------
      22,300     American Greetings Company                         872,488
         500     Avon Products Incorporated                          30,688
      14,300     Bandag Incorporated                                764,156
         400     Clorox                                              31,625
       1,200     Colgate Palmolive Company                           88,200
       1,100     Warner-Lambert Company                             136,400
                                                               ------------
                                                                  1,923,557


CONTAINER                                  3.0%
----------
         200     Bemis Company                                        8,813
      22,000     Crown Cork & Seal                                1,102,750
      27,000     Owens Illinois Incorporated*                     1,024,313
                                                               ------------
                                                                  2,135,876


The accompanying notes to the financial statements are an integral part of this schedule.

                                          16



                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
--------------------                                          --------------
ELECTRONICS                        4.7%
-------------
      22,100     AMP Incorporated                                $  928,200
       5,000     General Electric Company                           366,875
         200     Grainger WW Incorporated                            19,438
      15,300     Intel Corporation                                1,074,825
      38,000     Vishay Intertechnology Incorporated                897,750
                                                               ------------
                                                                  3,287,088


ENERGY & RELATED (RAW MATERIALS)                0.1%
---------------------------------
       1,400     Occidental Petroleum Corporation                    41,038


ENTERTAINMENT & LEISURE            0.7%
------------------------
       4,600     Brunswick Corporation                              139,438
       3,100     King World Productions Incorporated                179,025
       2,800     McDonalds Corporation                              133,700
       1,200     Service Corporation International                   44,325
         500     Wendys International                                12,031
                                                               ------------
                                                                    508,519


FINANCIAL COMPANY                               2.0%
------------------
         400     Ahmanson H.F. & Company                             26,775
       2,100     American Express Company                           187,425
       4,200     Merrill Lynch Company                              306,338
         900     National City Corporation                           59,175
      16,034     Travelers Group Incorporated                       863,832
                                                               ------------
                                                                  1,443,545

FINANCIAL SERVICE                               4.0%
------------------
         800     Conseco Incorporated                                36,350
      20,600     Equifax                                            730,013
      18,000     Fannie Mae                                       1,027,125
         400     MBIA Corporation                                    26,725
       3,970     Morgan Stanley Group Incorporated                  234,726
      15,500     Student Loan Corporation                           765,313
                                                               ------------
                                                                  2,820,252

The accompanying notes to the financial statements are an integral part of this schedule.

                                          17



                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
----------------------                                        --------------
FOOD, BEVERAGES & TOBACCO                5.3%
-----------------------------
      18,500     Adolph Coors                                    $  615,125
      13,500     Anheuser-Busch Companies, Incorporated             594,000
         300     Brown Foreman Class B                               16,575
         500     Coca-Cola Company                                   33,313
      20,800     Conagra Incorporated                               682,500
         700     Fortune Brands Incorporated                         25,944
         700     Loews Companies                                     33,381
      41,500     McCormick and Company                            1,162,000
         700     Sysco Corporation                                   31,894
      20,300     Whitman Corporation                                529,069
                                                               ------------
                                                                  3,723,801


GOLD & PRECIOUS METALS                   0.1%
------------------------
         400     Cyprus Amax Mineral Company                          6,150
       2,900     Freeport McMoran Copper                             45,675
                                                               ------------
                                                                     51,825


HEALTH CARE                              7.5%
-------------
      13,200     Abbott Labs Company                                865,425
       6,300     American Home Products Corporation                 481,950
      20,100     Baxter International Incorporated                1,013,794
       6,800     Bristol Meyers/ Squibb                             643,450
       5,500     Johnson & Johnson                                  362,313
       4,500     Lilly Eli & Company                                313,313
       4,900     Merck & Company                                    520,625
       5,300     Pfizer Incorporated                                395,181
       6,300     Schering Plough Corporation                        391,388
      10,000     St. Jude Medical *                                 305,000
                                                               ------------
                                                                  5,292,439

INSURANCE                                2.2%
-----------
       7,001     Allstate Corporation                               636,216
       5,250     American International Group Incorporated          570,938
         600     CIGNA Corporation                                  103,838
         300     General Re Corporation                              63,600

The accompanying notes to the financial statements are an integral part of this schedule.

                                          18


                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS



SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
-------------------                                           --------------
INSURANCE (CONTINUED)
-----------------------
         300     Jefferson Pilot                                  $  23,363
         400     Lincoln National Corporation                        31,250
         400     Providian Financial Corporation                     18,075
         600     Safeco Corporation                                  29,250
         300     St. Paul Companies                                  24,619
         600     Torchmark Corporation                               25,238
         300     Transamerica Corporation                            31,950
                                                               ------------
                                                                  1,558,337


METAL & MINERAL                         2.4%
---------------
         700     Allegheny Teledyne Incorporated                     18,113
      24,800     Inland Steel Industries                            424,700
      25,000     Minerals Technologies, Incorporated              1,135,938
       3,300     USX- US Steel                                      103,125
                                                               ------------
                                                                  1,681,876

PAPER & FOREST PRODUCTS                 2.3%
------------------------
      59,000     Asia Pulp & Paper Company *                        593,688
         400     Georgia Pacific Company                             24,300
      15,276     International Paper                                658,778
       4,400     Kimberly Clark                                     216,975
         400     Mead Corporation                                    11,200
         100     Potlatch Corporation                                 4,300
         200     Temple Inland                                       10,463
         300     Union Camp Corporation                              16,106
         400     Westvaco Corporation                                12,575
       1,200     Weyerhaeuser Company                                58,875
                                                               ------------
                                                                  1,607,260

PETROLEUM                              10.2%
----------
       9,500     Amoco Corporation                                  808,688
       5,700     Atlantic Richfield                                 456,713
         300     Columbia Gas System, Incorporated                   23,569
      35,400     Falcon Drilling Company Incorporated             1,241,213
         400     Exxon Corporation                                   24,475
       3,600     Mobil Corporation                                  259,875

The accompanying notes to the financial statements are an integral part of this schedule.

                                          19


                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS




SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
--------------------                                          -------------
PETROLEUM (CONTINUED)
----------------------
       1,100     Phillips Petroleum Company                       $  53,488
      12,000     Texaco                                             652,500
      30,000     Transocean Offshore, Incorporated                1,445,625
       5,500     USX Marathon Group                                 185,625
      46,000     Western Gas Resource, Incorporated               1,017,750
      30,000     YPF S.A. ADR                                     1,025,625
                                                               ------------
                                                                  7,195,146

POLLUTION CONTROL                        0.8%
------------------
      19,500     Waste Management Incorporated                      536,250


PRINTING & PUBLISHING                    1.5%
----------------------
      39,500     Journal Register Company                           829,500
       3,400     McGraw Hill Company                                251,600
                                                               ------------
                                                                  1,081,100


RAILROADS                                0.7%
----------
         600     Burlington Northern Incorporated                    55,763
       2,800     CSX Corporation                                    151,200
       8,400     Norfolk Southern Company                           258,825
                                                               ------------
                                                                    465,788

RESTAURANTS                              1.5%
------------
      87,000     Darden Restaurants, Incorporated                 1,087,500


RETAIL STORES                            5.1%
----------------
       1,000     Albertson's Incorporated                            47,375
       4,200     Dayton Hudson Corporation                          283,500
         400     Dillard's Incorporated                              14,100
         900     Federated Department Stores                         38,756
         200     Jostens                                              4,613
       2,300     K Mart                                              26,594
       1,000     Kroger                                              36,938
       1,000     May Department Stores                               52,688

The accompanying notes to the financial statements are an integral part of this schedule.

                                          20


                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
-----------
EQUITIES (CONTINUED)                                           MARKET VALUE
---------------------                                        --------------
RETAIL STORES (CONTINUED)
--------------------------
         200     Mercantile Stores Company                        $  12,175
      48,000     Office Depot                                     1,149,000
       6,200     Sears Roebuck & Company                            280,550
       1,300     Supervalu Incorporated                              54,438
      43,100     The Limited LTD.                                 1,099,050
       1,300     TJX Cos Incorporated                                44,688
       1,100     Toys R Us Incorporated                              34,581
       9,300     Wal-Mart Stores Incorporated                       366,769
         600     Woolworth Corporation                               12,225
                                                                -----------
                                                                  3,558,040


SERVICES                              3.1%
---------
      14,300     Caterpillar Incorporated                           694,443
         200     Cincinnati Milacron Incorporated                     5,188
      21,900     Cooper Industries                                1,073,100
         650     Ingersoll Rand Company                              26,325
       6,100     John Deere & Company                               355,706
         300     Raychem                                             12,919
         300     Timken Company                                      10,313
                                                                -----------
                                                                  2,177,994


SOFTWARE                              0.1%
---------
       2,100     Sun Microsystems*                                   83,738



TECHNOLOGY                            0.7%
----------
         300     Harris Corporation                                  13,763
       5,900     Hewlett-Packard Company                            368,750
         600     LSI Logic Corporation                               11,850
         900     Micron Technology Incorporated                      23,400
       1,000     Northern Telecom                                    89,000
                                                                -----------
                                                                    506,763



The accompanying notes to the financial statements are an integral part of this schedule.

                                          21


                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
---------------------                                        --------------
TELECOMMUNICATION                  3.5%
--------------------
      26,700     Airtouch Communications                       $  1,109,718
      32,000     COMSAT Corporation                                 776,000
       5,337     Lucent Technologies                                426,293
       2,500     Motorola Incorporated                              142,656
         600     National Semiconductor                              15,563
         300     Scientific Atlanta Incorporated                      5,025
                                                                -----------
                                                                  2,475,255

TEXTILE & APPAREL                  0.1%
-----------------
         700     CVS Corporation                                     44,844
         500     VF Corporation                                      22,969
                                                                -----------
                                                                     67,813

TRAVEL & RECREATION                1.6%
-------------------
      30,000     Budget Group Incorporated                        1,036,875
         100     Fleetwood Enterprises                                4,244
         500     Marriott International                              34,625
         700     Mirage Resorts Incorporated                         34,625
                                                                -----------
                                                                  1,110,369

UTILITIES-ELECTRIC                 0.6%
------------------
       8,300     Consolidated Edison                                340,300
         500     General Public Utilities Corporation                21,063
       1,200     Pacificorp                                          32,775
       1,000     People's Energy Corporation                         39,375
                                                                -----------
                                                                    433,513

UTILITIES-ENERGY                   0.5%
----------------
         900     American Electric Power Company                     46,463
         500     Coastal Corporation                                 30,969
         600     DTE Energy Company                                  20,813
       3,500     Entergy Corporation                                104,781
         800     First Energy Corporation                            23,200
         800     FPL Group Incorporated                              47,350
         300     Pacific Enterprises                                 11,288
         900     PECO Energy Company                                 21,825
       1,600     PG&E Corporation                                    48,700
         900     Unicom Corporation                                  27,675
                                                                -----------
                                                                    383,064


The accompanying notes to the financial statements are an integral part of this schedule.

                                          22


                       DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                              PORTFOLIO OF INVESTMENTS



SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                           MARKET VALUE
---------------------                                        --------------
UTILITIES-TELEPHONE             4.0%
--------------------
      17,600     Ameritech Corporation                         $  1,416,800
       3,800     Bell Atlantic Corporation                          345,800
         500     DSC Communication Corporation                       12,000
       7,100     GTE Corporation                                    370,975
      14,800     US West Incorporated                               667,850
                                                                -----------
                                                                  2,813,425

MISCELLANEOUS                   0.7%
--------------
         700     Cognizant Corporation                               31,194
       7,700     Unilever                                           462,042
                                                                -----------
                                                                    493,236

TOTAL COMMON STOCK (COST $54,896,205)                            69,101,463


SHORT-TERM OBLIGATIONS          5.6%
----------------------

DEMAND NOTES                    5.6%
-------------
                 American Family Demand Note
     940,703     5.639%   12/31/31                                  940,703

                 General Mills Demand Note
     499,585     5.327%   12/31/31                                  499,585

                 Johnson Controls Demand Note
     491,694     5.327%   12/31/31                                  491,694

                 Pitney Bowes Demand Note
     332,134     5.327%   12/31/31                                  332,134

                 Warner Lambert Demand Note
   1,521,843     5.489%   12/31/31                                1,521,843

                 Wisconsin Electric Demand Note
     139,254     5.487%   12/31/31                                  139,254
                                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST $3,925,213)                                      3,925,213
                                                                -----------

The accompanying notes to the financial statements are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS



SHARES OR
PRINCIPAL                                                 MARKET VALUE
----------                                               --------------
TOTAL INVESTMENTS
(COST BASIS $58,821,418)                    103.7%          73,026,676

CASH AND OTHER ASSETS, LESS
  LIABILITIES                                (3.7%)         (2,601,011)
                                                           -----------
TOTAL NET ASSETS                            100.0%       $  70,425,665
                                                           -----------
                                                           -----------












  *  NON-INCOME PRODUCING STOCKS.
  The accompanying notes to the financial statements are an integral part of this schedule.

                                 BALANCED PORTFOLIO
                              PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997


SHARES OR
PRINCIPAL
----------
EQUITIES                        65.1%                          MARKET VALUE
----------                                                     ------------
AUTOMOTIVE                      3.0%
----------
      10,000             Ford Motor Company                      $  584,250
      22,700             Lear Seating Corporation *               1,078,250
                                                                -----------
                                                                  1,662,500

BANKS                           2.9%
------
       4,700             Citicorp                                   594,256
      33,000             Corp Bancaria Espana ADR                 1,008,563
                                                                -----------
                                                                  1,602,819

BUSINESS SERVICES               2.1%
-----------------
      30,500             Wallace Computer Services Incorporated   1,185,688

COMMUNICATION                   0.6%
-------------
       5,000             New York Times                             330,625

COMPUTERS & OFFICE EQUIPMENT    6.1%
----------------------------
      45,500             Astra ADR                                  782,031
      10,000             International Business Machines
                          Corporation                             1,045,625
      90,000             Novell                                     675,000
      12,000             Xerox Corporation                          885,750
                                                                -----------
                                                                  3,388,406

CONSTRUCTION                    1.6%
-------------
      17,000             Masco Corporation                          864,875

CONSUMER NON-DURABLES           2.6%
---------------------
      19,000             American Greetings Company                 743,375
      13,000             Bandag Incorporated                        694,688
                                                                -----------
                                                                  1,438,063

CONTAINER                       3.2%
-----------
      20,000             Crown Cork & Seal                        1,002,500
      20,000             Owens Illinois Incorporated *              758,750
                                                                -----------
                                                                  1,761,250

ELECTRONICS                     3.4%
------------
      24,500             AMP Incorporated                         1,029,000
      36,375             Vishay Intertechnology Incorporated        859,359
                                                                -----------
                                                                  1,888,359


The accompanying notes to the financial statements are an integral part of this schedule.

                                          25

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
-----------
EQUITIES (CONTINUED)                                          MARKET VALUE
-------------------                                           ------------
FINANCIAL  SERVICES                       4.8%
-------------------
      30,000             Equifax                               $  1,063,125
      17,400             Fannie Mae                                 992,888
      12,000             Student Loan Corporation                   592,500
                                                                -----------
                                                                  2,648,513

FOOD, BEVERAGES & TOBACCO                2.9%
-------------------------
      17,000             Anheuser-Busch Companies, Incorporated     748,000
      30,800             McCormick and Company                      862,400
                                                                -----------
                                                                  1,610,400

HEALTH CARE                             4.4%
------------
      17,000             Abbott Labs                              1,114,563
      20,000             Baxter International Incorporated        1,008,750
      10,500             St. Jude Medical*                          320,250
                                                                -----------
                                                                  2,443,563

INSURANCE                               1.1%
---------
       5,850             American International Group Incorporated  636,188

METAL & MINERAL                         1.3%
---------------
      15,300             Minerals Technologies, Incorporated        695,194

PAPER & FOREST PRODUCTS                 0.9%
------------------------
      50,000             Asia Pulp & Paper Company *                503,125

PETROLEUM                               7.0%
------------
      27,140             Falcon Drilling Company Incorporated       951,596
      22,000             Transocean Offshore, Incorporated        1,060,125
      38,000             Western Gas Resources, Incorporated        840,750
      30,000             YPF S.A. ADR                             1,025,625
                                                                -----------
                                                                  3,878,096

POLLUTION CONTROL                      1.7%
-----------------
      34,000             Waste Management Incorporated              935,000


The accompanying notes to the financial statements are an integral part of this schedule.

                                          26

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
EQUITIES (CONTINUED)                                          MARKET VALUE
--------------------                                          --------------
PRINTING & PUBLISHING                      1.8%
---------------------
      48,000             Journal Register Company              $  1,008,000

RESTAURANTS                                1.8%
------------
      80,000             Darden Restaurants, Incorporated         1,000,000

RETAIL STORES                              3.6%
--------------
      47,500             Office Depot                             1,137,031
      34,000             The Limited LTD                            867,000
                                                                -----------
                                                                  2,004,031

SERVICES                                   1.8%
----------
      20,700             Cooper Industries                        1,014,300

TELECOMMUNICATION                          2.9%
-----------------
      22,300             Airtouch Communications                    926,844
      28,500             COMSAT Corporation                         691,125
                                                                -----------
                                                                  1,617,969

TRAVEL & RECREATION                        1.7%
-------------------
      27,000             Budget Group Incorporated                  933,188

UTILITIES -TELEPHONE                       1.9%
--------------------
      13,000             Ameritech Corporation                    1,052,084

TOTAL COMMON STOCK (COST $26,880,584)                            36,102,236




The accompanying notes to the financial statements are an integral part of this schedule.

                                          27

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
TOTAL LONG-TERM OBLIGATIONS                      33.8%           MARKET VALUE
---------------------------                                      ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                27.4%
--------------------------------------
                         United States Treasury Bonds
$    390,000             6.000%   02/15/26                       $  389,635
     170,000             6.500%   11/15/26                          181,528
   3,187,000             6.625%   02/15/27                        3,459,890
   1,570,000             6.375%   08/15/27                        1,655,860

                         United States Treasury Inflation Index
     122,387             3.375%   01/15/07                          119,251

                         United States Treasury Notes
     320,000             6.000%   06/30/99                          321,700
   2,390,000             6.500%   05/31/02                        2,460,954
     300,000             5.875%   09/30/02                          301,875
     740,000             6.625%   05/15/07                          783,707
      40,000             6.125%   08/15/07                           41,125

                         Federal Home Loan Mortgage Corporation
     183,576             6.500%   03/01/26                          181,725

                         Federal National Mortgage Association
     332,092             9.000%   08/01/07                          346,847
   1,400,000             6.500%   01/01/28                        1,382,934
   2,400,000             7.000%   01/01/28                        2,418,000
     400,000             7.500%   01/01/28                          409,500

                         Government National Mortgage Association
     126,919             10.000%  12/15/20                          139,435

                         Student Loan Marketing Association
     570,000             5.690%  04/25/06                           569,288
                                                                -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                     15,163,254


The accompanying notes to the financial statements are an integral part of this schedule.

                                          28

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                          MARKET VALUE
---------------------------------------                          ------------
ASSET BACKED OBLIGATIONS                    2.9%
                         Chase Commingled Mortgage Security
       $  287,000        7.370%   02/19/07                       $  300,813

                         Chevy Chase Home Loan
     200,000             7.150%   05/15/15 Series 1996-1            185,817

                         Ford Motor Company
     180,000             7.700%   05/15/97                          199,378

                         Green Tree Financial Corporation
     171,944             6.900%   02/15/04                          155,527
     130,411             7.850%   07/15/04                          119,834

                         Merrill Lynch Mortgage Investors
     100,000             6.960%   11/21/28 Series 1996-C2           103,094

                         Nomura Asset Securities Corporation
      70,000             7.120%   04/13/36  Series 1996-M            73,030

                         Resolution Trust Corporation
     234,328             6.674%   04/25/22  Series 1992-9           232,615
     250,012             7.015%   06/25/24                          252,200
                                                                 ----------
TOTAL ASSET BACKED OBLIGATIONS                                    1,622,308


CORPORATE OBLIGATIONS                       3.5%
---------------------
COMMUNICATION                               0.2%
-------------
                         Continental Cablevision Incorporated
     100,000             9.000%   09/01/08                          116,514

ELECTRIC                                    0.3%
---------
                         System Energy
     134,252             7.430%   01/15/11                          135,712


The accompanying notes to the financial statements are an integral part of this schedule.

                                          29

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                        MARKET VALUE
---------------------------------------                        ------------
CORPORATE OBLIGATIONS  (CONTINUED)
----------------------------------
FINANCIAL                              2.0%
-----------
                         British Aerospace Financial
  $  350,000             7.500%   07/01/27                       $  375,383

                         General Electric Capital Corporation
     260,000             8.200%   10/30/03                          290,478

                         General Motors Acceptance Corporation
     250,000             0.000%   06/15/15 effective yield 6.54%     78,141

                         JPM Capital Trust
      20,000             7.950%   02/01/27                           21,405

                         Zurich Capital Trust
     300,000             8.376%   06/01/37                          328,974
                                                                 ----------
                                                                  1,094,381

TELECOMMUNICATION                      0.2%
-----------------
                         TCI Communications Incorporated
      20,000             8.750%   08/01/15                           23,154
     100,000             9.250%   01/15/23                          112,384
                                                                 ----------
                                                                    135,538

UTILITIES                              0.4%
----------
                         Long Island Lighting
     240,000             9.625%   07/01/24                          247,577

MISCELLANEOUS                          0.4%
-------------
                         News American Holdings
     200,000             8.875%   04/26/23                          233,822
                                                                 ----------
TOTAL CORPORATE OBLIGATIONS                                       1,963,544

TOTAL LONG-TERM OBLIGATIONS
 (COST $18,243,310)                                              18,749,106
                                                                 ----------


The accompanying notes to the financial statements are an integral part of this schedule.

                                          30

                            BALANCED PORTFOLIO (CONTINUED)
                               PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
----------
SHORT-TERM OBLIGATIONS              15.5%                         MARKET VALUE
----------------------                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS           0.2%
--------------------------------------
                         United States Treasury Bills
(A)   $  100,000         5.523%   03/05/98                        $  99,118
                                                                  ---------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                         99,118

DEMAND NOTES                                    15.3%
------------
                         American Family Demand Note
   1,438,266             5.256%   12/31/31                        1,438,266

                         General Mills Demand Note
   1,183,268             5.245%   12/31/31                        1,183,268

                         Johnson Controls Demand Note
   1,268,552             5.276%   12/31/31                        1,268,552

                         Pitney Bowes Demand Note
     126,033             5.255%   12/31/31                          911,393

                         Sara Lee Demand Note
     306,162             5.255%   12/31/31                          306,162

                         Warner Lambert Demand Note
     260,000             5.226%   12/31/31                        2,861,785

                         Wisconsin Electric Demand Note
     123,196             5.296%   12/31/31                          510,000
                                                                  ---------
TOTAL DEMAND NOTES                                                8,479,426
TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST $8,578,544)                                      8,578,544
                                                                  ---------
TOTAL INVESTMENTS
 (COST BASIS $53,702,438)                114.4%                  63,429,886

CASH AND OTHER ASSETS, LESS
 LIABILITIES                             (14.4%)                 (7,982,711)
                                                                -----------
TOTAL NET ASSETS                          100.0%              $  55,447,175
                                                                -----------
                                                                -----------


* Non-income producing stocks.
The accompanying notes to the financial statements are an integral part of this schedule.

                               PORTFOLIO OF INVESTMENTS


(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1997:


OPEN FUTURES CONTRACTS:
                                                                                                          UNREALIZED
                                   NUMBER OF          PRINCIPAL                                          GAINS (LOSSES)
      TYPE                         CONTRACTS           AMOUNT           POSITION        EXPIRATION      DECEMBER 31, 1997
     ------                      ------------        ----------        ----------       ----------      -----------------
5 Year Treasury Note                   11              11,000             Long           March 1998          $ 1,308

10 Year U.S. Treasury Notes             1               1,000             Short          March 1998              (70)

Bond Futures                           27              27,000             Long           March 1998          (29,309)
                                                                                                             -------
                                                                                                             $28,071




The accompanying notes to the financial statements are an integral part of this schedule.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1997
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                             FULL MATURITY       LIMITED MATURITY    DIVERSIFIED
                                             FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at market value                    $ 74,343,664       $ 107,396,811        $ 73,026,676        $ 63,429,886
Receivable for investments sold                    3,162,828                   0          10,222,077           2,273,959
Cash                                                   3,610              77,939              82,190               3,161
Dividends and interest receivable                    822,423           1,428,218              97,645             307,148
Mark-to Market                                       (13,609)                  0                   0             (19,703)
Prepaid Insurance                                      4,086              11,359               5,507               4,129
                                               -------------       -------------       -------------       -------------
  Total Assets                                  $ 78,323,002       $ 108,914,327        $ 83,434,095        $ 65,998,580
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------
LIABILITIES:

Payable for investments purchased               $  9,170,340       $           0        $  6,174,336        $  4,201,670
Payable for shares redeemed                        2,320,247           2,325,072           6,821,737           6,323,667
Payable for dividends                                    164              11,327                   0               1,688
Payable for options                                    3,000                   0                   0                   0
Accrued expenses and other liabilities                16,180              31,408              12,357              24,380
                                               -------------       -------------       -------------       -------------
  Total Liabilities                               11,509,931           2,367,807          13,008,430          10,551,405
                                               -------------       -------------       -------------       -------------
NET ASSETS                                      $ 66,813,071       $ 106,546,520        $ 70,425,665        $ 55,447,175
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------
Net Assets consist of:
Capital Stock ($0.01 par value and 200
  million shares authorized) and
  Paid-in Capital                               $ 67,028,018       $ 109,352,226       $  52,629,022       $  44,564,543
Undistributed
  net investment income                                    0                   0              59,869             777,150
Accumulated net realized gain (loss)
  on investments sold                             (1,736,103)         (3,345,161)          3,531,516             378,034
Net unrealized appreciation of
  investments and futures                          1,521,156             539,455          14,205,258           9,727,448
                                               -------------       -------------       -------------       -------------
Total Net Assets                                $ 66,813,071       $ 106,546,520        $ 70,425,665        $ 55,447,175
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------
Number of Shares Outstanding
  at the end of period                             6,624,715          10,436,297           3,802,020           3,956,440
                                               -------------       -------------       -------------       -------------
NET ASSET VALUE
Per Share                                       $      10.09       $       10.21            $  18.52        $      14.01
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.
-------------------------------------------------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                             FULL MATURITY       LIMITED MATURITY    DIVERSIFIED
                                             FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                                 $  1,922,979       $   3,622,122        $     36,535        $    634,047
Dividends                                                  0                   0             582,482             242,094
                                               -------------       -------------       -------------       -------------
Total investment income                         $  1,922,979       $   3,622,122        $    619,017        $    876,141

EXPENSES:

Custody fees                                    $      6,629       $      10,444        $      8,762        $     13,081
Accounting fees                                       21,035              22,889              17,101              15,187
Transfer agent fees                                    4,883               9,656               6,067               4,727
Legal fees                                             6,794               6,794               6,794               6,794
Audit and tax return fees                              6,088               6,088               6,088               6,088
Director fees and expenses                             2,941               2,941               2,941               2,941
Officers and directors insurance                       4,086              11,358               5,506               4,129
Administrative and other fees                            534                 530                 534               1,545
                                               -------------       -------------       -------------       -------------
Total Expenses                                  $     52,990       $      70,700        $     53,793        $     54,492

NET INVESTMENT INCOME                           $  1,869,989       $   3,551,422        $    565,224        $    821,649

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS


Net realized gain
  on investments sold                                154,575             385,536          10,201,608           4,462,829

Net realized (loss) on
  closed futures and options contracts               (56,635)                  0                   0            (192,221)
Net change in unrealized
  (depreciation) of investments, futures
  and options                                      1,567,239             221,822          (2,003,380)            957,052
                                               -------------       -------------       -------------       -------------
NET GAIN ON INVESTMENTS                            1,665,179             607,358           8,198,228           5,227,660
                                               -------------       -------------       -------------       -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPTIONS                        $  3,535,168       $   4,158,780        $  8,763,452        $  6,049,309
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.
-------------------------------------------------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------
                                             FULL MATURITY                           LIMITED MATURITY
                                             FIXED INCOME PORTFOLIO                  FIXED INCOME PORTFOLIO
                                             ----------------------------------------------------------------------------
                                             YEAR ENDED          SIX MONTHS ENDED    YEAR ENDED          SIX MONTHS ENDED
                                             JUNE 30, 1997       DECEMBER 31, 1997   JUNE 30, 1997       DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                           $  3,644,349       $   1,869,989        $  9,244,472        $  3,551,422
Net realized gain (loss) on investments
  sold and closed futures and options
  contracts                                          439,748              97,940            (497,904)            385,536
Net change in unrealized appreciation
  of investments, futures and options                246,747           1,567,239           1,347,681             221,822
                                               -------------       -------------       -------------       -------------
Net increase in net assets resulting
  from operations                                  4,330,844           3,535,168          10,094,249           4,158,780
                                               -------------       -------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income              (3,644,349)         (1,869,989)         (9,244,472)         (3,551,422)
Capital gains distribution                                --                  --                  --                  --
                                               -------------       -------------       -------------       -------------
Net decrease in net assets resulting
  from distributions                            $ (3,644,349)      $  (1,869,989)       $ (9,244,472)       $ (3,551,422)

SHARE TRANSACTIONS:

Subscriptions of fund shares                       7,167,137          15,120,912          41,527,272          20,255,244

Investment income dividends reinvested             3,194,795           1,869,825           7,817,387           3,304,402

Capital gains distribution reinvested                     --                  --                  --                  --
                                               -------------       -------------       -------------       -------------
Gross increase in fund shares                     10,361,932          16,990,737          49,344,659          23,559,646

Redemptions of fund shares                       (13,544,206)         (2,639,130)       (110,367,401)        (58,643,859)
                                               -------------       -------------       -------------       -------------
Net increase (decrease) from
  share transactions                              (3,182,274)         14,351,607         (61,022,742)        (35,084,213)
                                               -------------       -------------       -------------       -------------
Net increase (decrease) in net assets           $ (2,495,779)      $  16,016,786        $(60,172,965)       $(34,476,855)

TOTAL NET ASSETS:

Beginning of period                               53,292,064          50,796,285         201,196,340         141,023,375
                                               -------------       -------------       -------------       -------------
End of period                                   $ 50,796,285       $  66,813,071        $141,023,375        $106,546,520
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------
Undistributed net investment income             $          0       $           0        $          0        $          0
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED EQUITY PORTFOLIO            BALANCED PORTFOLIO
                                             ----------------------------------------------------------------------------
                                             YEAR ENDED          SIX MONTHS ENDED    YEAR ENDED          SIX MONTHS ENDED
                                             JUNE 30, 1997       DECEMBER 31, 1997   JUNE 30, 1997       DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                           $  1,089,534       $     565,224        $  1,315,989        $    821,649
Net realized gain on investments
  sold and closed futures and options
  contracts                                        9,896,588          10,201,608           6,202,694           4,270,608
Net change in unrealized appreciation
  (depreciation) of investments,
  futures and options                              6,641,228          (2,003,380)          2,988,361             957,052
                                               -------------       -------------       -------------       -------------
Net increase in net assets resulting
  from operations                                 17,627,350           8,763,452          10,507,044           6,049,309
                                               -------------       -------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income              (1,087,240)           (551,078)         (1,333,326)           (814,639)
Capital gains distribution                        (6,206,933)        (14,645,221)         (3,710,927)         (7,943,151)
                                               -------------       -------------       -------------       -------------
Net decrease in net assets resulting
  from distributions                            $ (7,294,173)      $ (15,196,299)       $ (5,044,253)       $ (8,757,790)

SHARE TRANSACTIONS

Subscriptions of fund shares                      11,595,747           4,994,281          10,056,065           6,902,099

Investment income dividends reinvested             1,087,240             551,078           1,139,292             675,610

Capital gains distribution reinvested              6,206,933          14,645,221           3,180,507           6,594,632
                                               -------------       -------------       -------------       -------------
Gross increase in fund shares                     18,889,920          20,190,580          14,375,864          14,172,341

Redemptions of fund shares                       (13,067,587)        (13,922,466)        (10,831,841)         (8,153,923)
                                               -------------       -------------       -------------       -------------
Net increase from
  share transactions                               5,822,333           6,268,114           3,544,023           6,018,418
                                               -------------       -------------       -------------       -------------
Net increase (decrease) in net assets           $ 16,155,510       $    (164,733)       $  9,006,814        $  3,309,937

TOTAL NET ASSETS

Beginning of period                               54,434,888          70,590,398          43,130,424          52,137,238
                                               -------------       -------------       -------------       -------------

End of period                                   $ 70,590,398       $  70,425,665        $ 52,137,238        $ 55,447,175
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------

Undistributed net investment income             $     45,273       $      59,869        $    770,140        $    777,150
                                               -------------       -------------       -------------       -------------
                                               -------------       -------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.
-------------------------------------------------------------------------------------------------------------------------

                                                                     36

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
(UNAUDITED)

NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS
All securities are recorded at fair market value as of December 31, 1997. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES
The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin", equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of December 31, 1997.

ACCOUNTING FOR OPTIONS
The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
-------------------------------------------------------------------------------
                                          37

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the six months ended December 31, 1997 for the Fund were as follows:

-------------------------------------------------------------------------------
                          FULL MATURITY
                          FIXED INCOME PORTFOLIO     BALANCED PORTFOLIO
                          -----------------------    --------------------------
                          NUMBER OF   PREMIUMS       NUMBER OF  PREMIUMS
                          CONTACTS    (000's)        CONTRACTS  (000's)
-------------------------------------------------------------------------------
   Options Outstanding at     0       $     0            0      $     0
   Beginning of Period

   Options Written           39       $35,801           21      $20,327

   Option Terminated in      18       $14,615            9      $ 7,308
   Closing Purchase
   Transactions

   Options Expired            6       $ 2,017            3      $ 1,009

   Options Outstanding at    15       $19,169            9      $12,010
   12/31/97

------------------------------------------------------------------------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the six months ended December 31, 1997.
-------------------------------------------------------------------------------
                                          38

INVESTMENTS OBJECTIVES
FULL MATURITY FIXED INCOME PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the sale are less than the repurchase price. The Fund had no outstanding repurchase agreements as of December 31, 1997.

FEDERAL INCOME TAXES
No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 1997, the Fund' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio were approximately $1,800,000 and $3,700,000 respectively. This capital loss carryforward expires beginning in the year ending June 30, 2003 and is available to offset future capital gains.
-------------------------------------------------------------------------------
                                          39

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION
The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.
FUND DISTRIBUTIONS
The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.17 and $0.23 per share, respectively, during the six months ended December 31, 1997.

During the six months ended December 31, 1997, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $3.2112 and $1.5195 per share, respectively.

During the six months ended December 31, 1997, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $1.2829 and $0.7135 per share, respectively.
-------------------------------------------------------------------------------
                                          40

NOTE 3.
DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES
Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") receive $1,000 for each quarterly meeting and $500 for each special meeting from the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt Provides asset allocation consulting and certain other services. Fees of the investment managers are paid by Hewitt.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of December 31, 1997, approximate expensed paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989 were: $101,400 for the Full maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.
SHORT-TERM DEBT
To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the six months ended December 31, 1997, there were no borrowings.
-------------------------------------------------------------------------------
                                          41

NOTE 5.
INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the six months ended December 31, 1997, is presented below:

------------------------------------------------------
 PORTFOLIO             PURCHASES         SALES
------------------------------------------------------
 Full Maturity Fixed   $30,1114,615      $ 21,365,627
 Income

 Limited Maturity      $ 74,196,943      $108,453,115
 Fixed Income

 Diversified Equity    $ 27,451,043      $ 35,871,240

 Balanced              $ 32,374,241      $ 31,762,599
------------------------------------------------------


At December 31, 1997, gross unrealized appreciation and depreciation of investments and futures on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:

------------------------------------------------------------------------------
                                                  COST OF INVESTMENTS
                                                  ----------------------------
                                                  FINANCIAL      FEDERAL
 PORTFOLIO          APPRECIATION    DEPRECIATION  REPORTING      INCOME TAX
------------------------------------------------------------------------------
 Full Maturity      $ 1,705,133     $  183,977    $ 72,822,508   $ 72,822,508
 Fixed Income

 Limited Maturity   $   542,545     $    3,090    $106,857,356   $106,857,356
 Fixed Income

 Diversified        $15,380,863     $1,175,605    $ 58,821,418   $ 58,821,418
 Equity

 Balanced           $10,433,634     $  706,186    $ 53,702,438   $ 53,702,438
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                          42

NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES

-------------------------------------------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                             ----------------------------------------------------------------------------
                                             FULL MATURITY       LIMITED MATURITY       DIVERSIFIED
                                             FIXED INCOME        FIXED INCOME           EQUITY                 BALANCED
                                             PORTFOLIO           PORTFOLIO              PORTFOLIO              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                     1,509,265             1,987,564             241,719             487,824
Investment income dividends reinvested             186,982               323,905              24,618              42,788

Capital gains distribution reinvested                    0                     0             822,304             484,187
                                                 ---------            ----------           ---------           ---------
Gross increase in fund shares                    1,696,247             2,311,469           1,088,641           1,014,799
Redemptions of fund shares                        (261,956)           (5,749,072)           (694,079)           (565,888)
                                                 ---------            ----------           ---------           ---------
Net increase (decrease) in fund shares           1,434,291            (3,437,603)            394,562             448,911
Beginning of Period                              5,190,424            13,873,900           3,407,458           3,507,529
                                                 ---------            ----------           ---------           ---------
End of Period                                    6,624,715            10,436,297           3,802,020           3,956,440
                                                 ---------            ----------           ---------           ---------
                                                 ---------            ----------           ---------           ---------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             FOR THE YEAR ENDED JUNE 30, 1997
                                             ----------------------------------------------------------------------------
                                             FULL MATURITY       LIMITED MATURITY       DIVERSIFIED
                                             FIXED INCOME        FIXED INCOME           EQUITY                 BALANCED
                                             PORTFOLIO           PORTFOLIO              PORTFOLIO              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                         728,559           4,085,237             626,127             749,529
Investment income dividends reinvested               328,533             770,472              57,517              81,362

Capital gains distribution reinvested                      0                   0             354,075             238,777
                                                  ----------         -----------           ---------           ---------
Gross increase in fund shares                      1,057,092           4,855,709           1,037,719           1,069,668
Redemptions of fund shares                        (1,402,731)        (10,872,326)           (724,547)           (784,519)
Net increase (decrease) in fund shares              (345,639)         (6,016,617)            313,172             285,149
                                                  ----------         -----------           ---------           ---------
Beginning of Year                                  5,536,063          19,890,517           3,094,286           3,222,380
                                                  ----------         -----------           ---------           ---------
End of Year                                        5,190,424          13,873,900           3,407,458           3,507,529
                                                  ----------         -----------           ---------           ---------
                                                  ----------         -----------           ---------           ---------
-------------------------------------------------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
                                   PERIOD ENDED JUNE 30
                                   -------------------------------------------------------------------------------------
                                   1989(1)             1990                1991                1992                1993
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $10.00              $10.30              $10.01              $10.03              $10.58

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.55(2)             0.78(2)             0.79(2)             0.75                0.72
  Net realized and unrealized
   gain (loss) on
   investments and futures          0.30               (0.29)               0.02                0.64                0.53
                                  ------              ------              ------              ------              ------
     Total from Investment
      Operations                    0.85                0.49                0.81                1.39                1.25

  LESS DISTRIBUTIONS:
  Net investment income            (0.55)              (0.78)              (0.79)              (0.75)              (0.72)
  Net realized capital gains       (0.00)              (0.00)              (0.00)              (0.09)              (0.35)
                                  ------              ------              ------              ------              ------
     Total Distributions           (0.55)              (0.78)              (0.79)              (0.84)              (1.07)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $10.30              $10.01              $10.03              $10.58              $10.76
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------

TOTAL RETURN ON NET ASSET
 VALUE(3)                          8.60%               4.62%               7.87%              13.66%              11.98%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                   $1,422             $11,134             $19,893             $47,500             $52,094

Ratio of Expenses to Average
 Net Assets                        0.50%(2)            0.50%(2)            0.50%(2)            0.42%               0.27%

Ratio of Net Investment Income
 to Average Net Assets             8.12%(2)            8.44%(2)            8.06%(2)            7.37%               6.77%

Ratio of Expenses to Average
 Net Assets(4)                     1.94%               1.36%               0.89%               0.42%               0.27%

Ratio of Net Investment Income
 to Average Net Assets(4)         6.67%               7.56%               7.68%               7.37%               6.77%

Portfolio turnover rate          234.20%             203.83%             411.24%             252.89%             266.03%




                                 PERIOD ENDED JUNE 30                                                            6 MOS.
                                 -------------------------------------------------------------------             ENDED
                                 1994                  1995               1996                  1997             12/31/97
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $10.76               $9.48               $9.88               $9.63               $9.79

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.59                0.65                0.65                0.65                0.32
  Net realized and unrealized
   gain (loss) on
   investments and futures         (0.64)               0.40               (0.25)               0.16                0.30
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                 (0.05)               1.05                0.40                0.81                0.62

  LESS DISTRIBUTIONS:
  Net investment income            (0.59)              (0.65)              (0.65)              (0.65)              (0.32)
  Net realized capital gains       (0.64)              (0.00)              (0.00)              (0.00)              (0.00)
                                  ------              ------              ------              ------              ------
       Total Distributions         (1.23)              (0.65)              (0.65)              (0.65)              (0.32)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD     $9.48               $9.88               $9.63               $9.79              $10.09
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------

TOTAL RETURN ON NET ASSET
 VALUE(3)                         -1.43%              10.99%               3.58%               8.09%               6.23%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                  $48,752             $39,874             $53,292             $50,796             $66,813

Ratio of Expenses to Average
 Net Assets                        0.24%               0.21%               0.21%               0.21%               0.18%

Ratio of Net Investment Income
 to Average Net Assets             5.67%               6.88%               6.52%               6.63%               6.30%

Ratio of Expenses to Average
 Net Assets(4)                     0.24%               0.21%               0.21%               0.21%               0.18%

Ratio of Net Investment Income
 to Average Net Assets(4)          5.67%               6.88%               6.52%               6.63%               6.30%

Portfolio turnover rate          331.63%             279.42%             283.13%             304.93%              39.73%



-----------------------

(1) Commencement date for the Full Maturity Fixed Income Portfolio was October 20, 1988.
(2) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(3) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(4)   Ratios include all management fees and expenses.

-------------------------------------------------------------------------------
                                      44

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
                                   PERIOD ENDED JUNE 30
                                   -------------------------------------------------------------------------------------
                                   1989(1)             1990                1991                1992                1993
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $10.00              $10.07               $9.98              $10.11              $10.48

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.43(2)             0.77(2)             0.74(2)             0.64                0.49
  Net realized and unrealized
   gain (loss) on
   investments and futures          0.07               (0.09)               0.13                0.45                0.12
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  0.50                0.68                0.87                1.09                0.61

  LESS DISTRIBUTIONS:
  Net investment income            (0.43)              (0.77)              (0.74)              (0.64)              (0.49)
  Net realized capital gains        0.00                0.00                0.00               (0.08)              (0.08)
                                  ------              ------              ------              ------              ------
       Total Distributions         (0.43)              (0.77)              (0.74)              (0.72)              (0.57)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $10.07               $9.98              $10.11              $10.48              $10.52
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------

TOTAL RETURN ON NET ASSET
 VALUE(3)                          5.01%               6.52%               8.49%              10.46%               5.49%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                   $6,284             $18,522             $30,151            $101,881            $162,694

Ratio of Expenses to Average
 Net Assets                        0.50%(2)            0.50%(2)            0.50%(2)            0.29%               0.17%

Ratio of Net Investment Income
 to Average Net Assets             8.49%(2)            8.04%(2)            7.49%(2)            6.02%               4.66%

Ratio of Expenses to Average
 Net Assets(4)                     1.97%               0.88%               0.55%               0.29%               0.17%

Ratio of Net Investment Income
 to Average Net Assets(4)          7.01%               7.66%               7.45%               6.02%               4.66%

Portfolio turnover rate            0.00%             137.50%             279.16%              99.86%             167.38%




                                 PERIOD ENDED JUNE 30                                                            6 MOS.
                                 -------------------------------------------------------------------             ENDED
                                 1994                  1995               1996                  1997             12/31/97
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $10.52              $10.09              $10.22              $10.12              $10.16

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.49                0.62                0.62                0.61                0.17
  Net realized and unrealized
   gain (loss) on
   investments and futures         (0.32)               0.13               (0.10)               0.04                0.05
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  0.17                0.75                0.52                0.65                0.22

  LESS DISTRIBUTIONS:
  Net investment income            (0.49)              (0.62)              (0.62)              (0.61)              (0.17)
  Net realized capital gains       (0.11)               0.00                0.00                0.00                0.00
                                  ------              ------              ------              ------              ------
       Total Distributions         (0.60)              (0.62)              (0.62)              (0.61)              (0.17)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $10.09              $10.22              $10.12              $10.16              $10.21
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------
TOTAL RETURN ON NET ASSET
 VALUE(3)                          1.14%               7.19%               4.66%               6.03%               3.30%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                 $189,542            $186,856            $201,196            $141,023            $106,547

Ratio of Expenses to Average
 Net Assets                        0.14%               0.12%               0.10%               0.12%               0.12%

Ratio of Net Investment Income
 to Average Net Assets             4.73%               6.17%               6.03%               6.04%               6.09%

Ratio of Expenses to Average
 Net Assets(4)                     0.14%               0.12%               0.10%               0.12%               0.12%

Ratio of Net Investment Income
 to Average Net Assets(4)          4.73%               6.17%               6.03%               6.04%               6.09%

Portfolio turnover rate          178.01%             155.12%             132.75%             121.70%              64.39%


-----------------------

(1) Commencement date for the Limited Maturity Fixed Income Portfolio was December 22, 1988.
(2) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(3) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(4)   Ratios include all management fees and expenses.

-------------------------------------------------------------------------------
                                       45

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
                                   PERIOD ENDED JUNE 30
                                   -------------------------------------------------------------------------------------
                                   1989(1)             1990                1991                1992                1993
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $10.00              $11.16              $11.42              $11.47              $12.95

     INCOME FROM INVESTMENT
      OPERATIONS

     Net investment income          0.35(2)             0.43(2)             0.35(2)             0.31(2)             0.25(2)

     Net realized and unrealized
      gain (loss) on
      investments and futures       1.12                0.52                0.08                1.52                1.70
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  1.47                0.95                0.43                1.83                1.95

     LESS DISTRIBUTIONS:
     Net investment income         (0.31)              (0.44)              (0.34)              (0.31)              (0.25)
     Net realized capital gains    (0.00)              (0.25)              (0.04)              (0.04)              (0.70)
                                  ------              ------              ------              ------              ------
       Total Distributions         (0.31)              (0.69)              (0.38)              (0.35)              (0.95)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $11.16              $11.42              $11.47              $12.95              $13.95
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------
TOTAL RETURN ON NET ASSET
 VALUE(3)                         14.45%               7.76%               3.24%              15.14%              14.47%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                   $3,556              $7,920             $10,725             $13,878             $21,087

Ratio of Expenses to Average
 Net Assets                        0.50%(2)            0.50%(2)            0.50%(2)            0.50%(2)            0.50%(2)

Ratio of Net Investment Income
 to Average Net Assets             4.88%(2)            4.45%(2)            3.37%(2)            2.13%(2)            1.90%(2)

Ratio of Expenses to Average
 Net Assets(4)                     2.68%               1.33%               1.08%               0.66%               0.53%

Ratio of Net Investment Income
 to Average Net Assets(4)          2.70%               3.61%               2.80%               1.97%               1.87%

Portfolio turnover rate           29.99%              33.57%              72.49%              65.89%              45.87%

Average commission rate(5)           N/A                 N/A                 N/A                 N/A                 N/A




                                 PERIOD ENDED JUNE 30                                                            6 MOS.
                                 -------------------------------------------------------------------             ENDED
                                 1994                  1995               1996                  1997             12/31/97
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $13.95              $13.90              $14.76              $17.59              $20.72

     INCOME FROM INVESTMENT
      OPERATIONS
     Net investment income          0.26                0.29                0.35                0.34                0.17
     Net realized and unrealized
      gain (loss) on
      investments and futures       0.45                2.34                3.57                5.18                2.29
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  0.71                2.63                3.92                5.52                2.46

     LESS DISTRIBUTIONS:
     Net investment income         (0.26)              (0.29)              (0.35)              (0.34)              (0.17)
     Net realized capital gains    (0.50)              (1.48)              (0.74)              (2.05)              (4.49)
                                  ------              ------              ------              ------              ------
       Total Distributions         (0.76)              (1.77)              (1.09)              (2.39)              (4.66)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $13.90              $14.76              $17.59              $20.72              $18.52
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------
TOTAL RETURN ON NET ASSET
 VALUE(3)                          4.21%              20.11%              26.42%              32.97%              12.37%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                  $22,547             $39,634             $54,435             $70,590             $70,426

Ratio of Expenses to Average
 Net Assets                        0.40%               0.31%               0.18%               0.17%               0.15%

Ratio of Net Investment Income
 to Average Net Assets             1.83%               2.30%               2.09%               1.83%               1.53%

Ratio of Expenses to Average
 Net Assets(4)                     0.40%               0.31%               0.18%               0.17%               0.15%

Ratio of Net Investment Income
 to Average Net Assets(4)          1.83%               2.30%               2.09%               1.83%               1.53%

Portfolio turnover rate          100.45%              68.12%              57.76%              67.31%              39.10%

Average commission rate(5)           N/A                 N/A                 N/A              0.0368              0.0357

-----------------------

(1)   Commencement date for the Diversified Equity Portfolio was
      October 20, 1988.
(2) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(3) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(4)   Ratios include all management fees and expenses.
(5)   Disclosure not applicable to prior periods.

-------------------------------------------------------------------------------
                                      46

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
                                   PERIOD ENDED JUNE 30
                                   -------------------------------------------------------------------------------------
                                   1989(1)             1990                1991                1992                1993
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $10.00              $10.68              $10.69              $10.87              $12.03

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.39(2)             0.56(2)             0.54(2)             0.44                0.44
  Net realized and unrealized
   gain (loss) on
   investments and futures          0.64                0.11                0.21                1.16                1.18
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  1.03                0.67                0.75                1.60                1.62

  LESS DISTRIBUTIONS:
  Net investment income            (0.35)              (0.56)              (0.57)              (0.44)              (0.44)
  Net realized capital gains       (0.00)              (0.10)              (0.00)              (0.00)              (0.45)
                                  ------              ------              ------              ------              ------
       Total Distributions         (0.35)              (0.66)              (0.57)              (0.44)              (0.89)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF
 PERIOD                           $10.68              $10.69              $10.87              $12.03              $12.76
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------
TOTAL RETURN ON NET ASSET
 VALUE(3)                          9.96%               5.34%               6.62%              13.99%              13.02%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                  $13,545           $  34,565             $33,547             $34,853             $41,313

Ratio of Expenses to Average
 Net Assets                        0.50%(2)            0.50%(2)            0.50%(2)            0.38%               0.31%

Ratio of Net Investment Income
 to Average Net Assets             6.06%(2)            6.12%(2)            4.92%(2)            3.73%               3.51%

Ratio of Expenses to Average
 Net Assets(4)                     1.27%               0.52%               0.52%               0.38%               0.31%

Ratio of Net Investment Income
 to Average Net Assets(4)          5.29%               6.11%               4.89%               3.73%               3.51%

Portfolio turnover rate          106.23%             132.60%             201.36%             201.93%             132.14%

Average commission rate(5)           N/A                 N/A                 N/A                 N/A                 N/A





                                 PERIOD ENDED JUNE 30                                                            6 MOS.
                                 -------------------------------------------------------------------             ENDED
                                 1994                  1995               1996                  1997             12/31/97
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $12.76              $11.66              $12.63              $13.38              $14.86

  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income             0.42                0.32                0.41                0.37                0.23
  Net realized and unrealized
   gain (loss) on
   investments and futures         (0.26)               1.44                1.98                2.65                2.24
                                  ------              ------              ------              ------              ------
       Total from Investment
        Operations                  0.16                1.76                2.39                3.02                2.47

  LESS DISTRIBUTIONS:
  Net investment income            (0.42)              (0.32)              (0.41)              (0.39)              (0.23)
  Net realized capital gains       (0.84)              (0.47)              (1.23)              (1.15)              (2.23)
                                  ------              ------              ------              ------              ------
       Total Distributions         (1.26)              (0.79)              (1.64)              (1.54)              (2.46)
                                  ------              ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD    $11.66              $12.63              $13.38              $14.86              $14.87
                                  ------              ------              ------              ------              ------
                                  ------              ------              ------              ------              ------
TOTAL RETURN ON NET ASSET
 VALUE(3)                          0.29%              14.97%              19.20%              23.23%              10.82%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (in thousands)                  $46,523             $46,646             $43,130             $52,137             $55,447

Ratio of Expenses to Average
 Net Assets                        0.26%               0.21%               0.23%               0.23%               0.19%

Ratio of Net Investment Income
 to Average Net Assets             3.39%               4.12%               3.08%               2.81%               2.86%

Ratio of Expenses to Average
 Net Assets(4)                     0.26%               0.21%               0.23%               0.23%               0.19%

Ratio of Net Investment Income
 to Average Net Assets(4)          3.39%               4.12%               3.08%               2.81%               2.86%

Portfolio turnover rate          208.31%             160.41%             146.69%             173.60%              61.47%

Average commission rate(5)           N/A                 N/A                 N/A              0.0571              0.0512

-----------------------

(1)   Commencement date for the Balanced Portfolio was October 20, 1988.
(2) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(3) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(4)   Ratios include all management fees and expenses.
(5)   Disclosure not applicable to prior periods.

-------------------------------------------------------------------------------
                                      47